Changes in Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ (35,914)	$ (29,442)
Decreases recorded at benefit to income tax provision	0	0
Increases recorded to income tax provision	(10,562)	(6,472)
Valuation allowance at end of year	$ (46,476)	$ (35,914)